BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Current Non-recourse Borrowings And Current Portion of Non-current Non-recourse Borrowings	$ 1,332	$ 1,551
Non-current Portion Of Non-current Non-recourse Borrowings	18,667	$ 18,469
Borrowings associated with recent acquisitions and growth initiatives	$ 1,100